CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue:
Commissions	¥ 92,253	¥ 65,254	¥ 177,765	¥ 133,454
Fees from investment banking	27,031	22,265	37,859	49,576
Asset management and portfolio service fees	57,417	59,926	111,073	119,889
Net gain on trading	131,463	105,609	270,552	218,434
Gain on private equity and debt investments	1,805	981	2,875	1,772
Interest and dividends	82,494	215,881	189,037	415,354
Gain (loss) on investments in equity securities	1,940	2,083	5,413	(755)
Other	24,939	101,905	138,817	147,559
Total revenue	419,342	573,904	933,391	1,085,283
Interest expense	50,344	190,524	103,646	369,902
Net revenue	368,998	383,380	829,745	715,381
Non-interest expenses:
Compensation and benefits	137,006	120,425	275,303	245,527
Commissions and floor brokerage	27,675	25,446	56,186	49,997
Information processing and communications	42,584	42,361	85,822	84,118
Occupancy and related depreciation	19,056	18,360	36,114	37,480
Business development expenses	3,632	7,906	6,464	15,734
Other	55,418	40,396	104,418	79,233
Total non-interest expenses	285,371	254,894	564,307	512,089
Income before income taxes	83,627	128,486	265,438	203,292
Income tax expense	14,704	(11,875)	52,217	6,042
Net income	68,923	140,361	213,221	197,250
Less: Net income attributable to noncontrolling interests	1,281	1,787	3,063	2,843
Net income attributable to NHI shareholders	¥ 67,642	¥ 138,574	¥ 210,158	¥ 194,407
Basic-
Net income attributable to NHI shareholders per share	¥ 22.13	¥ 42.11	¥ 68.87	¥ 58.89
Diluted-
Net income attributable to NHI shareholders per share	¥ 21.52	¥ 41.23	¥ 67.10	¥ 57.66